Schedule for Fixed Income Securities Based on Contractual Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Amortized cost
Due in one year or less	$ 237,779
Due after one year through five years	1,231,218
Due after five years through ten years	1,886,134
Due after ten years	1,462,225
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Amortized Cost Basis, Total	4,817,356
RMBS, CMBS and ABS	408,345
Total	5,225,701
Fair value
Due in one year or less	243,799
Due after one year through five years	1,354,142
Due after five years through ten years	1,986,043
Due after ten years	1,594,348
Available-for-sale Securities, Debt Maturities, Single Maturity Date, Total	5,178,332
ABS, RMBS and CMBS	424,406
Fair value	$ 5,602,738	$ 6,139,925